Intangible Assets - Summary of The movement of intangibles and accumulated amortization (Details) - PEN (S/) S/ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Beginning balance	S/ 2,656,888	S/ 3,129,187
Ending balance	2,720,431	2,984,030
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,863,730	3,278,665
Additions	30,222	21,262
Reclassifications to property, furniture and equipment		(63)
Write-off		(1,168)
Exchange difference	75,459	(130,897)
Ending balance	2,969,411	3,167,799
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(206,842)	(149,478)
Additions	(37,818)	(38,947)
Exchange difference	(4,320)	4,656
Ending balance	S/ (248,980)	S/ (183,769)